UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended: March 31, 2000

Check here if Amendment  [X]; Amendment Number:
This Amendment (Check only one.) [X] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           JBT INC.
Address:                        900 Third Avenue, 10th Floor
                                Suite 1001
                                New York, NY 10022



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Bin Bulsara
Title:                          Controller
Phone:                          212-750-8532
Signature, Place, and Date of Signing:

         /s/ Bin Bulsava            New York, NY                   2-3-99
          (Signature)             (City, State)                  (Date)

Report Type (Check only one.):

[X]                             13F HOLDINGS REPORT.

[ ]                             13F NOTICE.

[ ]                             13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager     0

Form 13F Information Table Entry    29

Form 13F Information Table Value    $108905

List of Other Included Managers:    None

                                                              FORM 13F-HR/A
                                                          QUARTER ENDING 3/31/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR    SOLE  SHRD NONE
-----------------------------------------------------------------------------------------------------------------------------------
VODAPHONE AIRTOUCH PUBLIC    COMMON         92857T107         5556        100000 SH           x                    x
RAYTHEON CO CL B             COMMON         755111408         5325        300000 SH           x                    x
GLOBAL CROSSING LIMITED      COMMON         G3921A100         2047         50000 SH           x                    x
GLOBALSTAR TELECOMMUNICATIONSCOMMON         G3930H104         1400        100000 SH           x                    x
LORAL SPACE & COMMUNICATIONS COMMON         G56462107         2038        200000 SH           x                    x
ARIAD PHARMACEUTICAL         COMMON         04033A100         1195         75000 SH           x                    x
AT HOME CORP.                COMMON         045919107         3294        100000 SH           x                    x
BIOGEN INC.                  COMMON         090597105         3488         50000 SH           x                    x
CABLETRON SYSTEMS INC        COMMON         126920107         4397        150000 SH           x                    x
CENDANT CORP                 COMMON         151313103         2775        150000 SH           x                    x
EPOCH PHARMACEUTICALS INC    COMMON         294273107         1230         85000 SH           x                    x
GENENTECH INC                COMMON         368710406         1809         11900 SH           x                    x
HARRIS CORP                  COMMON         413875105        10542        305000 SH           x                    x
HASBRO INC.                  COMMON         418056982        12272        711400 SH           x                    x
HEALTHEON/WEB MD             COMMON         422209106         1702         75000 SH           x                    x
IGEN INTERNATIONAL INC       COMMON         449536101         2736        110000 SH           x                    x
IMCLONE SYS INC              COMMON         45245W109         1341         17500 SH           x                    x
LABORATORY CORP OF AMERICA   COMMON         50540R102         9373       2173400 SH           x                    x
METRICOM                     COMMON         591596101           23           500 SH           x                    x
NATIONAL SEMICONDUCTOR CORP  COMMON         637640103         3031         50000 SH           x                    x
NOVELL INC                   COMMON         670006105         4284        150000 SH           x                    x
PE CORP CELERA GENOMICS      COMMON         69332S201          458          5000 SH           x                    x
PARAMETRIC TECHNOLOGY        COMMON         699173100         3159        150000 SH           x                    x
THE PROCTER & GAMBLE COMPANY COMMON         742718109         5625        100000 SH           x                    x
QUEST COMMUNICATIONS INTL INCCOMMON         749121109         4850        100000 SH           x                    x
RED HAT INC                  COMMON         756577102         1996         47100 SH           x                    x
RYDER SYS INC                COMMON         783549108         6806        300000 SH           x                    x
3 COM CORP                   COMMON         885535104         2778         50000 SH           x                    x
USA NETWORKS                 COMMON         902984103         3375        150000 SH           x                    x
TOTAL OF CL.                                                108905